Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HIGHLAND FLOATING RATE OPPORTUNITIES FUND
Prospectus Date	rr_ProspectusDate	Oct. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2017